Biological Assets (Details) - Schedule of Area (Hectares) to be Harvested - ha	Jun. 30, 2023	Jun. 30, 2022
Biological Assets (Details) - Schedule of Area (Hectares) to be Harvested [Line Items]
Planted area (Hectares)	41,432	36,850
Grains [Member]
Biological Assets (Details) - Schedule of Area (Hectares) to be Harvested [Line Items]
Planted area (Hectares)	12,033	10,097
Cotton [Member]
Biological Assets (Details) - Schedule of Area (Hectares) to be Harvested [Line Items]
Planted area (Hectares)	4,377	2,113
Sugarcane [Member]
Biological Assets (Details) - Schedule of Area (Hectares) to be Harvested [Line Items]
Planted area (Hectares)	25,022	24,640